Total operating costs - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 4,751	€ 3,149	€ 2,737
Audit of the Company’s subsidiaries	5,493	3,046	3,430
Total audit	10,244	6,195	6,167
Audit related assurance services	1,234	909	1,106
Other assurance services	313	279	236
Total audit and audit-related assurance services	11,791	7,383	7,509
All other services	35	30	123
Total non-audit or non-audit-related assurance services	35	30	123
Total audit and all other fees	€ 11,826	€ 7,413	€ 7,632